UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

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Center Coast Core MLP Fund I, LLC

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(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

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(Address of principal executive offices) (Zip code)

Dan C. Tutcher

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

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(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

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Date of fiscal year end: November 30

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Date of reporting period: February 29, 2016

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - February 29, 2016 (Unaudited)

Number of Shares		Fair Value

	COMMON STOCK - 6.8%
	Midstream C-corps - 6.8%
10,977	Targa Resources Corp.	$295,062
	Total Midstream C-corps	295,062

	Total Common Stock
	(Cost $592,857)	$295,062

	MASTER LIMITED PARTNERSHIP SHARES - 94.8%
	Diversified Midstream - 22.7%
13,999	Enterprise Products Partners LP	$327,157
11,295	MPLX LP	292,992
5,795	Tesoro Logistics LP	241,767
6,698	Williams Partners LP	132,084
	Total Diversified Midstream	994,000

	E&P-sponsored Gathering and Processing - 9.1%
16,001	EnLink Midstream Partners LP	146,889
6,397	Western Gas Partners LP	250,827
	Total E&P-sponsored Gathering and Processing	397,716

	General Partner (K-1) - 1.9%
2,900	Western Gas Equity Partners LP	85,550
	Total General Partner (K-1)	85,550

	Large-cap Gathering & Processing - 7.1%
10,499	ONEOK Partners LP	308,566
	Total Large-cap Gathering & Processing	308,566

	Large-cap Petroleum Transportation & Storage - 23.8%
3,695	Buckeye Partners LP	237,810
2,912	Magellan Midstream Partners LP	196,793
15,301	Plains All American Pipeline LP	327,748
11,202	Sunoco Logistics Partners LP	276,017
	Total Large-cap Petroleum Transportation & Storage	1,038,368

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - February 29, 2016 (Unaudited) (Continued)

Number of Shares		Fair Value
	MASTER LIMITED PARTNERSHIP SHARES (continued)
	Natural Gas Transportation & Storage - 19.2%
6,995	Columbia Pipeline Partners LP	$123,742
3,896	Dominion Midstream Partners LP	118,360
2,395	EQT Midstream Partners LP	171,554
4,620	Spectra Energy Partners LP	213,952
4,800	TC Pipelines LP	212,496
	Total Natural Gas Transportation & Storage	840,104

	Small-cap Petroleum Transportation & Storage - 11.0%
3,298	Phillips 66 Partners LP	198,771
5,229	Shell Midstream Partners LP	185,891
2,030	Valero Energy Partners LP	94,557
	Total Small-cap Petroleum Transportation & Storage	479,219

	Total Master Limited Partnership Shares
	(Cost $5,137,861)	$4,143,523

	Total Long-Term Investments - 101.6%	$4,438,585
	(Cost $5,730,718)

Principal
Amount		Fair Value
	Short-Term Investment - 3.6%
$159,197	UMB Money Market Fiduciary, 0.01% [1]	$159,197
	Total Short-Term Investment	159,197
	(Cost $159,197)

	Total Investments * - 105.2%
	(Cost $5,889,915)	4,597,782
	Liabilities in excess of Other Assets - (5.2)%	(229,000)
	Total Members' Equity - 100%	$4,368,782

LP - Limited Partnership

[1] The rate quoted is the annualized seven-day yield of the Fund at the period end.
* All investments are domiciled in the United States.

Fair Value Measurements and Disclosures, issued by the Financial Accounting Standards Board, defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s assets carried at fair value:

Investments, at fair value	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Common Stock[1]	$295,062	$-	$-	$295,062
Master Limited Partnership Shares[1]	4,143,523	-	-	4,143,523
Short-Term Investment	159,197	-	-	159,197
Total Investments, at fair value	$4,597,782	$-	$-	$4,597,782

1 All Common Stock and Master Limited Partnership Shares held in the Fund are Level 1 securities. For a detailed break-out of Common Stock and Master Limited Partnership Shares by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of February 29, 2016.

There were no transfers between Levels during the period ended February 29, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)          There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Center Coast Core MLP Fund I, LLC

By (Signature and Title)*

 /s/ Dan C. Tutcher

Dan C. Tutcher, President

(Principal Executive Officer)

Date      April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

 /s/ Dan C. Tutcher

Dan C. Tutcher, President

(Principal Executive Officer)

Date      April 29, 2016

By (Signature and Title)*

 /s/ William H. Bauch

William H. Bauch, Treasurer

(Principal Financial Officer)

Date      April 29, 2016

* Print the name and title of each signing officer under his or her signature.